Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Taxes (Details) [Line Items]
Taxable income, percentage	(1.10%)	(3.40%)
Income tax rate	25.00%	25.00%
Tax loss	$ 2,510	$ 850
HONG KONG
Taxes (Details) [Line Items]
Taxable income, percentage	16.50%
CHINA
Taxes (Details) [Line Items]
Income tax rate	25.00%